UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Strategas Macro Momentum ETF

Ticker: SAMM

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Strategas Macro Momentum ETF (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://strategasetfs.com/samm or by contacting us at (855) 273-7227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Momentum ETF	$33	0.65%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$30,368,135	34	$40,444	170%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference* as of June 30, 2026

Table Summary
Value	Value
Utilities	2.8%
Real Estate	5.5%
Energy	6.1%
Materials	6.3%
Consumer Discretionary	6.7%
Financials	13.8%
Health Care	14.5%
Information Technology	17.8%
Industrials	25.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings as of June 30, 2026

Table Summary
Holding Name	Percentage of Total Net Assets
ASML Holding, Cl G	4.3%
GE Vernova	4.0%
CSX	3.9%
Freeport-McMoRan	3.7%
Viking Holdings	3.6%
Keysight Technologies	3.4%
Dell Technologies, Cl C	3.2%
United Rentals	3.2%
Marriott International, Cl A	3.2%
Entegris	3.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (855) 273-7227

  https://strategasetfs.com/samm

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (855) 273-7227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SAMM-SAR-2026

The Advisors' Inner Circle Fund III

Strategas Macro Thematic Opportunities ETF

Ticker: SAMT

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Strategas Macro Thematic Opportunities ETF (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://strategasetfs.com/samt or by contacting us at (855) 273-7227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Thematic Opportunities ETF	$36	0.65%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$882,894,037	45	$1,811,465	178%

What did the Fund invest in?

 Asset/Sector WeightingsFootnote Reference* as of June 30, 2026

Table Summary
Value	Value
Energy	1.9%
Real Estate	2.2%
Exchange-Traded Fund	2.4%
Materials	3.9%
Utilities	4.0%
Financials	4.5%
Communication Services	5.6%
Consumer Discretionary	9.3%
Health Care	9.7%
Consumer Staples	12.9%
Information Technology	19.1%
Industrials	20.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings as of June 30, 2026

Table Summary
Holding Name	Percentage of Total Net Assets
FuelCell Energy	3.2%
Timken	3.0%
Corning	2.9%
Marvell Technology	2.8%
Onto Innovation	2.7%
AbbVie	2.6%
UnitedHealth Group	2.6%
Ouster	2.5%
Sphere Entertainment	2.5%
KLA	2.5%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (855) 273-7227

  https://strategasetfs.com/samt

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (855) 273-7227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SAMT-SAR-2026

The Advisors' Inner Circle Fund III

Strategas Global Policy Opportunities ETF

Ticker: SAGP

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: June 30, 2026

This semi-annual shareholder report contains important information about Strategas Global Policy Opportunities ETF (the "Fund") for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://strategasetfs.com/sagp or by contacting us at (855) 273-7227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Global Policy Opportunities ETF	$33	0.65%

Key Fund Statistics as of June 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$76,606,759	100	$236,009	40%

What did the Fund invest in?

Country Weightings as of June 30, 2026Footnote Reference*

Table Summary
Value	Value
Other Countries	2.9%
Singapore	1.5%
Ireland	1.5%
Germany	1.6%
Switzerland	1.6%
Denmark	1.7%
Australia	1.7%
Sweden	3.0%
Netherlands	3.3%
Canada	4.7%
Japan	6.6%
United Kingdom	9.1%
United States	58.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings as of June 30, 2026

Table Summary
Holding Name	Percentage of Total Net Assets
Teradyne	2.6%
Axon Enterprise	2.3%
Stanley Black & Decker	2.3%
Ciena	2.1%
DaVita	2.1%
Chipotle Mexican Grill, Cl A	2.1%
Biogen	2.1%
A O Smith	2.1%
Humana	2.0%
Incyte	2.0%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (855) 273-7227

  https://strategasetfs.com/sagp

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (855) 273-7227 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

SAGP-SAR-2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

STRATEGAS
ASSET MANAGEMENT

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION // JUNE 2026

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	11
Statements of Operations	13
Statements of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	22
Other Information (Form N-CSRS Items 8-11)	46

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
MOMENTUM ETF
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.5%
	Shares	Value
CONSUMER DISCRETIONARY — 6.7%
Marriott International, Cl A	2,616	$969,464
Viking Holdings *	10,311	1,079,252
		2,048,716
ENERGY — 6.1%
APA	28,019	912,579
TechnipFMC PLC	14,148	938,012
		1,850,591
FINANCIALS — 13.8%
Bank of New York Mellon	5,880	850,307
Citigroup	6,100	853,756
Goldman Sachs Group	851	860,676
Morgan Stanley	3,568	745,854
Popular	5,271	865,393
		4,175,986
HEALTH CARE — 14.5%
Biogen *	3,090	667,626
Eli Lilly	621	744,846
Illumina *	4,215	741,123
Johnson & Johnson	2,929	743,878
Moderna *	10,764	753,803
Natera *	2,785	755,988
		4,407,264
INDUSTRIALS — 25.0%
Comfort Systems USA	451	893,859
CSX	25,158	1,195,760
FedEx	2,425	759,340
GE Vernova	1,038	1,219,504
Rocket Lab *	7,995	812,692
United Rentals	856	969,754
Vertiv Holdings, Cl A	2,796	936,157
XPO *	3,876	795,704
		7,582,770
INFORMATION TECHNOLOGY — 17.8%
ASML Holding, Cl G	660	1,313,031
Dell Technologies, Cl C	2,272	980,277
Entegris	5,334	959,373

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
MOMENTUM ETF
JUNE 30, 2026
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Keysight Technologies *	2,987	$1,045,659
ON Semiconductor *	6,482	612,808
Terawulf *	19,801	489,085
		5,400,233
MATERIALS — 6.3%
Alcoa	15,324	798,994
Freeport-McMoRan	17,880	1,124,473
		1,923,467
REAL ESTATE — 5.5%
Iron Mountain ‡	6,684	844,256
National Storage Affiliates Trust ‡	18,453	820,605
		1,664,861
UTILITIES — 2.8%
Edison International	11,582	862,280

TOTAL COMMON STOCK
(Cost $26,606,646)		29,916,168

TOTAL INVESTMENTS— 98.5%
(Cost $26,606,646)		$29,916,168

Percentages are based on Net Assets of $30,368,135.
*	Non-income producing security.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

As of June 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.5%
	Shares	Value
COMMUNICATION SERVICES — 5.6%
Alphabet, Cl A	52,588	$18,793,374
Atlanta Braves Holdings, Cl C *	163,824	8,502,466
Sphere Entertainment *	127,078	21,988,306
		49,284,146
CONSUMER DISCRETIONARY — 9.3%
Amazon.com *	80,299	19,138,464
Marriott International, Cl A	44,756	16,586,126
Toll Brothers	102,883	16,949,974
Universal Technical Institute *	311,989	13,343,769
Wayfair, Cl A *	178,164	16,465,917
		82,484,250
CONSUMER STAPLES — 12.9%
Archer-Daniels-Midland	268,584	20,519,817
Coca-Cola	247,793	20,138,137
Colgate-Palmolive	182,131	16,697,770
Costco Wholesale	18,393	17,206,100
Target	165,502	21,616,216
US Foods Holding *	171,315	17,516,959
		113,694,999
ENERGY — 1.9%
Chevron	99,882	16,556,440

FINANCIALS — 4.5%
Aflac	152,546	17,886,018
Visa, Cl A	63,229	21,693,238
		39,579,256
HEALTH CARE — 9.7%
AbbVie	91,237	22,958,879
Eli Lilly	17,814	21,366,646
Johnson & Johnson	75,789	19,248,132
UnitedHealth Group	54,343	22,586,581
		86,160,238
INDUSTRIALS — 20.4%
Advanced Drainage Systems	108,703	17,062,023
Amprius Technologies *	894,707	12,400,639

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
JUNE 30, 2026
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Delta Air Lines	180,611	$16,916,026
Federal Signal	67,022	8,611,657
FuelCell Energy *	784,952	28,266,122
Masco	210,415	17,121,468
Planet Labs PBC *	573,909	19,013,605
Rocket Lab *	168,780	17,156,487
Timken	182,735	26,555,050
Toro	172,913	16,845,185
		179,948,262
INFORMATION TECHNOLOGY — 19.1%
Corning	101,690	25,974,677
KLA	72,484	21,869,148
Marvell Technology	83,197	24,783,554
Monolithic Power Systems	12,758	17,636,149
Onto Innovation *	62,679	23,720,867
Ouster *	352,217	22,020,607
Sandisk *	7,571	17,214,410
Western Digital	23,881	15,253,272
		168,472,684
MATERIALS — 3.9%
Ecolab	59,305	16,522,966
Linde PLC	35,647	18,498,654
		35,021,620
REAL ESTATE — 2.2%
Ventas ‡	219,902	19,527,298

UTILITIES — 4.0%
Duke Energy	140,492	17,783,478
Entergy	150,269	17,259,897
		35,043,375
TOTAL COMMON STOCK
(Cost $703,270,008)		825,772,568

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF
JUNE 30, 2026
(UNAUDITED)

EXCHANGE-TRADED FUND — 2.4%
	Shares	Value
iShares 0-3 Month Treasury Bond ETF, Cl 3
(Cost $21,121,566)	210,118	$21,152,579

TOTAL INVESTMENTS— 95.9%
(Cost $724,391,574)		$846,925,147

Percentages are based on Net Assets of $882,894,037.
*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange-Traded Fund

As of June 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
JUNE 30, 2026
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.0%
	Shares	Value
AUSTRALIA — 1.7%
HEALTH CARE — 1.7%
CSL	16,587	$1,318,530

CANADA — 4.7%
ENERGY — 1.7%
Cameco	12,556	1,279,362

FINANCIALS — 1.5%
Brookfield Asset Management, Cl A	26,118	1,171,191

INDUSTRIALS — 1.5%
Canadian Pacific Kansas City	13,319	1,154,329

		3,604,882
DENMARK — 1.7%
HEALTH CARE — 1.7%
Novo Nordisk, Cl B	27,346	1,315,854

FRANCE — 1.5%
HEALTH CARE — 1.5%
BioMerieux	14,764	1,159,635

GERMANY — 1.6%
HEALTH CARE — 1.6%
Fresenius Medical Care	26,832	1,214,812

IRELAND — 1.5%
INDUSTRIALS — 1.5%
Experian PLC	34,970	1,180,303

JAPAN — 6.6%
HEALTH CARE — 6.6%
Astellas Pharma	89,600	1,199,077
Eisai	51,200	1,297,602
Kyowa Kirin	80,600	1,282,955

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
JUNE 30, 2026
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Otsuka Holdings	18,700	$1,243,215
		5,022,849
LUXEMBOURG — 1.4%
COMMUNICATION SERVICES — 1.4%
Spotify Technology *	2,376	1,090,893

NETHERLANDS — 3.3%
COMMUNICATION SERVICES — 1.6%
Universal Music Group	58,366	1,223,159

INDUSTRIALS — 1.7%
Ferrovial	18,475	1,266,927

		2,490,086
SINGAPORE — 1.5%
INDUSTRIALS — 1.5%
Singapore Technologies Engineering	145,800	1,171,179

SWEDEN — 3.0%
FINANCIALS — 1.5%
EQT	39,817	1,127,267

INDUSTRIALS — 1.5%
Saab, Cl B	21,664	1,125,490

		2,252,757
SWITZERLAND — 1.6%
HEALTH CARE — 1.6%
BeOne Medicines, Cl H *	57,500	1,249,418

UNITED KINGDOM — 9.1%
CONSUMER DISCRETIONARY — 1.7%
InterContinental Hotels Group PLC	7,365	1,268,621

CONSUMER STAPLES — 1.6%
British American Tobacco PLC	19,576	1,215,186

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
JUNE 30, 2026
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — 1.5%
Smith & Nephew PLC	77,020	$1,114,758

INDUSTRIALS — 3.0%
RELX PLC	35,080	1,101,604
Smiths Group PLC	36,013	1,223,631
		2,325,235
MATERIALS — 1.3%
LyondellBasell Industries, Cl A	18,342	965,706

		6,889,506
UNITED STATES — 58.8%
COMMUNICATION SERVICES — 2.3%
Fox	21,088	1,099,950
Gogo *	43,931	136,186
Iridium Communications	3,275	179,634
Nexstar Media Group, Cl A	861	153,766
Yelp, Cl A *	6,152	150,847
		1,720,383
CONSUMER DISCRETIONARY — 3.4%
Chipotle Mexican Grill, Cl A *	47,137	1,602,658
Covista *	1,147	142,985
Etsy *	2,174	163,768
H&R Block	4,015	152,891
Perdoceo Education	4,241	135,712
Polaris	2,246	153,716
Stride *	1,497	129,101
Universal Technical Institute *	3,758	160,730
		2,641,561
CONSUMER STAPLES — 2.1%
Altria Group	19,608	1,410,796
Reynolds Consumer Products	6,372	171,088
		1,581,884
FINANCIALS — 0.5%
Remitly Global *	8,279	185,532
Sezzle *	1,236	212,135
		397,667
HEALTH CARE — 19.1%
ACADIA Pharmaceuticals *	7,030	177,859
Biogen *	7,383	1,595,171
Chemed	344	160,214

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
JUNE 30, 2026
(UNAUDITED)

COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
DaVita *	7,223	$1,606,973
Dexcom *	19,178	1,291,638
Exelixis *	2,841	154,579
Gilead Sciences	11,803	1,491,191
Glaukos *	1,219	170,367
Harmony Biosciences Holdings *	4,210	153,286
HealthEquity *	1,665	150,383
Hims & Hers Health *	5,377	186,420
Humana	3,935	1,563,061
Illumina *	920	161,764
Incyte *	13,606	1,542,376
Indivior Pharmaceuticals *	3,920	160,838
Insulet *	9,515	1,448,659
Labcorp Holdings	5,338	1,494,640
Lantheus Holdings *	1,491	165,412
Neurocrine Biosciences *	929	156,569
Pacira BioSciences *	6,385	161,987
Phibro Animal Health, Cl A	4,790	150,406
PTC Therapeutics *	2,036	166,077
Sarepta Therapeutics *	9,886	177,651
Select Medical Holdings	8,998	148,557
		14,636,078
INDUSTRIALS — 17.9%
A O Smith	25,059	1,571,700
AAR *	1,273	181,950
Axon Enterprise *	3,203	1,795,634
Booz Allen Hamilton Holding, Cl A	1,932	117,214
CoreCivic *	5,648	171,586
Fluor *	3,189	167,072
General Dynamics	4,205	1,489,579
GEO Group *	5,308	156,851
Huntington Ingalls Industries	4,959	1,387,975
KBR	4,364	150,689
Leidos Holdings	11,783	1,213,296
Lockheed Martin	2,731	1,391,335
Maximus	2,435	130,906
Parsons *	2,645	138,572
Pitney Bowes	8,834	154,772
Science Applications International	1,308	144,416
Stanley Black & Decker	18,510	1,742,161
Textron	15,701	1,440,253

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF
JUNE 30, 2026
(UNAUDITED)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
UL Solutions, Cl A	1,533	$156,151
		13,702,112
INFORMATION TECHNOLOGY — 11.1%
Arlo Technologies *	12,123	163,418
Ciena *	3,299	1,618,358
Dropbox, Cl A *	5,403	148,420
Fair Isaac *	1,175	1,403,867
InterDigital	588	166,480
Lattice Semiconductor *	1,129	172,692
LiveRamp Holdings *	3,966	149,280
Palantir Technologies, Cl A *	11,012	1,284,770
SolarEdge Technologies *	2,738	160,008
Teradyne	4,126	1,996,324
VeriSign	4,978	1,252,266
		8,515,883
MATERIALS — 2.4%
CF Industries Holdings	13,123	1,420,696
Chemours	7,355	150,925
Solstice Advanced Materials	1,923	170,378
Sylvamo	3,755	141,939
		1,883,938

		45,079,506
TOTAL COMMON STOCK
(Cost $70,412,441)		75,040,210

TOTAL INVESTMENTS— 98.0%
(Cost $70,412,441)		$75,040,210

Percentages are based on Net Assets of $76,606,759.
*	Non-income producing security.

Cl — Class

PLC — Public Limited Company

As of June 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

Strategas Macro Momentum ETF
Assets:
Investments at Value (Cost $26,606,646)	$29,916,168
Cash and Cash Equivalents	464,981
Dividend and Interest Receivable	8,858
Reclaim Receivable	803
Prepaid Expenses	5,139
Total Assets	30,395,949
Liabilities:
Payable for Management Fees	7,965
Payable due to Administrator	1,682
Chief Compliance Officer Fees Payable	229
Audit Fees Payable	8,257
Custody Fees Payable	6,170
Legal Fees Payable	1,306
Other Accrued Expenses	2,205
Total Liabilities	27,814
Commitments and Contingencies†
Net Assets	$30,368,135
Net Assets Consist of:
Paid-in Capital	$28,338,593
Total Distributable Earnings	2,029,542
Net Assets	$30,368,135
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	940,000
Net Asset Value, Offering and Redemption Price Per Share	$32.31

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Strategas Macro Thematic Opportunities ETF	Strategas Global Policy Opportunities ETF
Assets:
Investments at Value (Cost $724,391,574 and $70,412,441)	$846,925,147	$75,040,210
Cash and Cash Equivalents	35,853,667	1,467,380
Foreign Currency at Value (Cost 1,659 and 10,835)	1,624	10,807
Receivable for Capital Shares Sold	6,200,768	—
Dividend and Interest Receivable	257,574	67,556
Reclaim Receivable	1,204	56,944
Prepaid Expenses	7,149	5,396
Total Assets	889,247,133	76,648,293
Liabilities:
Payable for Investment Securities Purchased	5,982,651	—
Legal Fees Payable	26,158	3,551
Audit Fees Payable	8,257	8,257
Payable to Custodian	—	11,898
Unrealized Depreciation on Spot Contracts	—	37
Payable for Management Fees	276,856	10,753
Chief Compliance Officer Fees Payable	4,024	634
Other Accrued Expenses	55,150	6,404
Total Liabilities	6,353,096	41,534
Commitments and Contingencies†
Net Assets	$882,894,037	$76,606,759
Net Assets Consist of:
Paid-in Capital	$739,471,699	$68,846,891
Total Distributable Earnings	143,422,338	7,759,868
Net Assets	$882,894,037	$76,606,759
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	18,510,000	2,160,000
Net Asset Value, Offering and Redemption Price Per Share	$47.70	$35.47

†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
FOR THE PERIOD ENDED JUNE 30, 2026
(UNAUDITED)

STATEMENTS OF OPERATIONS

Strategas Macro Momentum ETF
Investment Income:
Dividend Income	$147,870
Interest Income	20,250
Less: Foreign Taxes Withheld	(4,394)
Total Investment Income	163,726
Expenses:
Management Fees	71,344
Administration Fees	9,276
Chief Compliance Officer Fees	368
Trustees' Fees	1,156
Custodian Fees	13,509
Audit Fees	8,257
Registration Fees	5,299
Legal Fees	1,792
Printing Fees	1,142
Pricing Fees	439
Other Fees	2,544
Total Expenses	115,126
Management Fee Waiver	(30,900)
Net Expenses	84,226
Net Investment Income	79,500
Net Realized Gain (Loss) on:
Investments(1)	1,172,080
Net Realized Gain	1,172,080
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	529,812
Net Change in Unrealized Appreciation	529,812
Net Realized and Unrealized Gain	1,701,892
Net Increase in Net Assets Resulting from Operations	$1,781,392

(1)	Includes Realized Gain (Loss) as a result of in-kind transactions. (See Note 6 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
FOR THE PERIOD ENDED JUNE 30, 2026
(UNAUDITED)

STATEMENTS OF OPERATIONS

	Strategas Macro Thematic Opportunities ETF	Strategas Global Policy Opportunities ETF
Investment Income:
Dividend Income	$3,372,521	$672,808
Interest Income	859,738	17,980
Less: Foreign Taxes Withheld	—	(36,984)
Total Investment Income	4,232,259	653,804
Expenses:
Management Fees	1,811,465	236,009
Total Expenses	1,811,465	236,009
Net Investment Income	2,420,794	417,795
Net Realized Gain (Loss) on:
Investments(1)	42,498,224	3,580,479
Foreign Currency Transactions	—	(34,631)
Net Realized Gain	42,498,224	3,545,848
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	86,444,607	(1,372,056)
Foreign Currency Translations	(57)	20,414
Net Change in Unrealized Appreciation (Depreciation)	86,444,550	(1,351,642)
Net Realized and Unrealized Gain	128,942,774	2,194,206
Net Increase in Net Assets Resulting from Operations	$131,363,568	$2,612,001

(1)	Includes Realized Gain (Loss) as a result of in-kind transactions. (See Note 6 in the Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

	Strategas Macro Momentum ETF
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net Investment Income	$79,500	$106,666
Net Realized Gain	1,172,080	137,834
Net Change in Unrealized Appreciation	529,812	1,679,992
Net Increase in Net Assets Resulting from Operations	1,781,392	1,924,492
Distributions:	—	(211,208)
Capital Share Transactions:
Issued	21,335,041	15,408,555
Redeemed	(13,192,903)	(12,413,914)
Increase in Net Assets from Capital Share Transactions	8,142,138	2,994,641
Total Increase in Net Assets	9,923,530	4,707,925
Net Assets:
Beginning of Period/Year	20,444,605	15,736,680
End of Period/Year	$30,368,135	$20,444,605
Share Transactions:
Issued	680,000	539,999
Redeemed	(420,000)	(440,000)
Net Increase in Shares Outstanding from Share Transactions	260,000	99,999

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

	Strategas Macro Thematic Opportunities ETF
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net Investment Income	$2,420,794	$850,945
Net Realized Gain	42,498,224	27,352,303
Net Change in Unrealized Appreciation	86,444,550	23,303,244
Net Increase in Net Assets Resulting from Operations	131,363,568	51,506,492
Distributions:	—	(2,541,641)
Capital Share Transactions:
Issued	670,609,328	400,143,417
Redeemed	(291,669,126)	(161,551,936)
Increase in Net Assets from Capital Share Transactions	378,940,202	238,591,481
Total Increase in Net Assets	510,303,770	287,556,332
Net Assets:
Beginning of Period/Year	372,590,267	85,033,935
End of Period/Year	$882,894,037	$372,590,267
Share Transactions:
Issued	15,630,000	11,260,000
Redeemed	(6,800,000)	(4,500,000)
Net Increase in Shares Outstanding from Share Transactions	8,830,000	6,760,000

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

	Strategas Global Policy Opportunities ETF
	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net Investment Income	$417,795	$331,692
Net Realized Gain	3,545,848	5,240,079
Net Change in Unrealized Appreciation (Depreciation)	(1,351,642)	4,560,985
Net Increase in Net Assets Resulting from Operations	2,612,001	10,132,756
Distributions:	—	(2,041,476)
Capital Share Transactions:
Issued	42,916,840	29,905,599
Redeemed	(28,085,588)	(15,076,574)
Increase in Net Assets from Capital Share Transactions	14,831,252	14,829,025
Total Increase in Net Assets	17,443,253	22,920,305
Net Assets:
Beginning of Period/Year	59,163,506	36,243,201
End of Period/Year	$76,606,759	$59,163,506
Share Transactions:
Issued	1,210,000	940,000
Redeemed	(800,000)	(460,000)
Net Increase in Shares Outstanding from Share Transactions	410,000	480,000

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO
MOMENTUM ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended 2025	Period Ended December 31, 2024(1)
Net Asset Value, Beginning of Period/Year	$30.07	$27.13	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.10	0.17	0.18
Net Realized and Unrealized Gain (Loss)	2.14	3.08	2.14
Total from Investment Operations	2.24	3.25	2.32
Dividends and Distributions:
Net Investment Income	—	(0.31)	(0.19)
Total Dividends and Distributions	—	(0.31)	(0.19)
Net Asset Value, End of Period/Year	$32.31	$30.07	$27.13
Total Return†	7.45%	11.97%	9.28%
Ratios and Supplemental Data:
Net Assets End of Period/Year (Thousands)	$30,368	$20,445	$15,737
Ratio of Expenses to Average Net Assets	0.65%††	0.65%	0.65%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.89%	1.07%	2.22%††
Ratio of Net Investment Income to Average Net Assets	0.61%	0.64%	0.89%††
Portfolio Turnover Rate‡	170%	233%	122%

Amounts designated as “—” are $0

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized for periods less than a year.

Total return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(1)	Commenced operations on April 3, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(1)
Net Asset Value, Beginning of Period/Year	$38.49		$29.12	$23.07	$23.08	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.18		0.15	0.20	0.29	0.32
Net Realized and Unrealized Gain (Loss)	9.03		9.49	6.26	0.04 (2)	(2.07)
Total from Investment Operations	9.21		9.64	6.46	0.33	(1.75)
Dividends and Distributions:
Net Investment Income	—		(0.27)	(0.41)	(0.34)	(0.17)
Total Dividends and Distributions	—		(0.27)	(0.41)	(0.34)	(0.17)
Net Asset Value, End of Period/Year	$47.70		$38.49	$29.12	$23.07	$23.08
Total Return†	23.93%		33.10%	27.99%	1.45%	(7.00)%
Ratios and Supplemental Data:
Net Assets End of Period/Year (Thousands)	$882,894		$372,590	$85,034	$64,365	$77,550
Ratio of Expenses to Average Net Assets(3)	0.65	%††	0.65%	0.65%	0.65%	0.65%††
Ratio of Net Investment Income to Average Net Assets	0.87	%††	0.44%	0.75%	1.26%	1.45%††
Portfolio Turnover Rate‡	178%		200%	91%	150%	94%

Amounts designated as “—” are $0.

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized for periods less than a year.

Total return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(1)	Commenced operations on January 24, 2022.

(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for that period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC
OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

(3)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY
OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(1)
Net Asset Value, Beginning of Period/Year	$33.81	$28.54	$26.02	$23.53	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.20	0.21	0.22	0.26	0.20
Net Realized and Unrealized Gain (Loss)	1.46	6.23	2.94	2.48	(1.55)
Total from Investment Operations	1.66	6.44	3.16	2.74	(1.35)
Dividends and Distributions:
Net Investment Income	—	(0.19)	(0.22)	(0.25)	(0.12)
Capital Gains	—	(0.98)	(0.42)	—	—
Total Dividends and Distributions	—	(1.17)	(0.64)	(0.25)	(0.12)
Net Asset Value, End of Period/Year	$35.47	$33.81	$28.54	$26.02	$23.53
Total Return†	4.91%	22.55%	12.13%	11.62%	(5.40)%
Ratios and Supplemental Data:
Net Assets End of Period/Year (Thousands)	$76,607	$59,164	$36,243	$34,864	$20,004
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%	0.65%††
Ratio of Net Investment Income to Average Net Assets	1.15%	0.65%	0.80%	1.07%	0.91%††
Portfolio Turnover Rate‡	40%	70%	68%	74%	85%‡

Amounts designated as “—” are $0.

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized for periods less than a year.

Total return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(1)	Commenced operations on January 24, 2022.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the Strategas Macro Momentum ETF, Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF (each a “Fund” and together, the “Funds”). The investment objective of the Funds is to seek long-term capital appreciation. Each Fund is classified as a “diversified” investment company and operate as an exchange traded fund (“ETF”). Strategas Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Funds. Vident Advisory, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as sub-adviser. Prior to July 14, 2023, Vident Investment Advisory, LLC (“VIA” or the “Prior Sub-Adviser”) served as sub-adviser to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF. Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF commenced operations on January 24, 2022. The Strategas Macro Momentum ETF commenced operations on April 3, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca (the "Exchange"), Inc. Market prices for the Fund shares ("Shares") may be different from their net asset value ("NAV"). The Fund issues and redeems Shares on a continuous basis, at NAV only in a large specified number of Shares, called "Creation Units." Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Funds are each an investment company and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc. ); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely- than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

As of and during the period ended June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2026, the Funds did not incur any interest or penalties. Open tax years are subject to examination by tax authorities.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. To the extent applicable, the Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the relevant Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income and any net realized capital gains at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 10,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with SEI Investments Distribution Co. (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

Segment Reporting — Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's Principal Executive Officer and Principal Financial Officer act as the Fund's CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statements of Operations.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2026, the Adviser paid the administration expenses of the Strategas Global Policy Opportunities ETF and Strategas Macro Thematic Opportunities ETF pursuant to the unitary fee arrangement described in Note 5. For the period ended June 30, 2026, the Strategas Macro Momentum ETF paid $9,276 for such services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the period ended June 30, 2026, the Funds did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement and Sub-Advisory Agreement:

The Adviser oversees the day-to-day operations of the Funds, subject to the oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. Further, the Adviser continuously reviews, supervises, and administers the Funds’ investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser. The Board supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. For its services to the Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the average daily net assets of each Fund. For its services to the Strategas Macro Momentum ETF the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.55% of the average daily net assets of the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

Under the investment advisory agreement between the Trust, on behalf of Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF, and the Adviser, the Adviser has agreed to pay all expenses incurred by each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives.

For the Strategas Macro Momentum ETF, the Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (not including “excluded expenses”) from exceeding 0.65% of the average daily net assets of the Fund until April 30, 2027 (the “contractual expense limit”). In addition, the Adviser may recoup from the Fund all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors' Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2027. During the period ended June 30, 2026, the Funds did not incur any recoupments. Recapture of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory Fees previously waived in the Statements of Operations.

		Subject to
		Repayment until
	Period	December 31:	Amount
Strategas Macro Momentum ETF	04/03/2024 – 12/31/2024	2027	$123,987
	01/01/2025 – 12/31/2025	2028	70,685
	01/01/2026 – 06/30/2026	2029	30,900

On September 26, 2023, the Adviser and the Sub-Adviser entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board. The Sub-Advisory Agreement was amended and restated effective April 2, 2024 to include the Strategas Macro Momentum ETF as a fund to which investment sub-advisory services are performed.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.07% based on the average daily net assets of the respective Fund for assets up to $250 million, 0.065% based on the average daily net assets of each Fund when assets exceed $250 million, and 0.06% based on the average daily net assets of each Fund when assets exceed $500 million, subject to a minimum annual fee of $35,000.

As part of an acquisition transaction that resulted in the change in control of VIA, the Sub-Adviser replaced the Prior Sub-Adviser to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF, effective as of July 14, 2023. Prior to this date, the Prior Sub-Adviser served as subadvisor to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF pursuant to an investment sub-advisory agreement entered into between the Adviser and the Prior Sub-Adviser (the “Prior Sub-Advisory Agreement”). The terms and fees of the Sub-Advisory Agreement are the same as the terms and fees of the Prior Sub-Advisory Agreement, except for the date.

There was no change in either Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF portfolio managers, investment objective, principal investment strategy, or investment policies in connection with the aforementioned acquisition transaction.

6. Investment Transactions:

For the period ended June 30, 2026, the purchases and sales of investment securities other than in-kind transactions, long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
Strategas Macro Momentum ETF	$42,487,773	$42,996,106
Strategas Macro Thematic Opportunities ETF	997,033,443	919,962,662
Strategas Global Policy Opportunities ETF	29,160,569	28,663,849

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

For the period ended June 30, 2026, in-kind transactions associated with creations and redemptions were as follows:

			Realized Gain
	Purchases	Sales	(Loss)
Strategas Macro Momentum ETF	$20,311,546	$11,534,991	$3,341,255
Strategas Macro Thematic Opportunities ETF	589,744,860	281,590,408	81,320,400
Strategas Global Policy Opportunities ETF	41,763,872	27,916,744	6,270,158

The in-kind transactions have been properly excluded from the calculation of portfolio turnover within the Funds’ financial highlights.

For the period ended June 30, 2026, there were no purchases or sales of long-term U.S. Government securities by the Funds.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

The tax character of dividends and distributions declared during the fiscal year ended December 31, 2025 and December 31, 2024 were as follows:

		Long Term Capital
	Ordinary Income	Gain	Total
Strategas Macro Momentum ETF
2025	$211,208	$—	$211,208
2024	110,432	—	110,432
Strategas Macro Thematic Opportunities ETF
2025	2,541,641	—	2,541,641
2024	1,194,864	—	1,194,864
Strategas Global Policy Opportunities ETF
2025	891,244	1,150,232	2,041,476
2024	333,756	471,932	805,688

As of December 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed	Undistributed	Capital		Other	Total
	Ordinary	Long-Term	Loss	Unrealized	Temporary	Distributable
	Income	Capital Gain	Carryforwards	Appreciation	Differences	Earnings
Strategas Macro Momentum ETF	$—	$—	$(2,470,414)	$2,718,786	$(222)	$248,150
Strategas Macro Thematic Opportunities ETF	—	—	(22,333,464)	34,432,717	(40,483)	12,058,770
Strategas Global Policy Opportunities ETF	319,249	4,640	—	4,823,872	106	5,147,867

Post October specified losses represent specified losses on investment transactions from November 1, 2025 to December 31, 2025, that, in accordance with Federal Income tax regulations, the Fund(s) may elect to defer and treat as having arisen in the following fiscal year. The funds did not elect to defer Post October losses.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

	Short-Term
	Loss	Total
Strategas Macro Momentum ETF	$2,470,414	$2,470,414
Strategas Macro Thematic Opportunities ETF	22,333,465	22,333,465

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2026, were as follows:

		Aggregate	Aggregate
		Gross	Gross	Net
	Federal	Unrealized	Unrealized	Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Strategas Macro Momentum ETF	$26,606,646	$3,578,744	$(269,222)	$3,309,522
Strategas Macro Thematic Opportunities ETF	724,391,574	125,929,718	(3,396,145)	122,533,573
Strategas Global Policy Opportunities ETF	70,412,441	8,206,892	(3,579,123)	4,627,769

8. Concentration of Risks:

As with all management investment companies, a shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ NAV and ability to meet their investment objective.

Active Management Risk (All Funds) - The success of each Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising, in which case the Fund could experience losses regardless of the overall performance of the U.S. equity market.

Artificial Intelligence Risk (All Funds) - Issuers of investments increasingly use artificial intelligence (AI) systems in various aspects of their business operations, creating competitive market pressures to increase the development and use of AI systems. Failure to effectively develop or use AI systems may place an issuer at a competitive disadvantage. At the same time, AI systems present significant risks that could materially affect an issuer’s business and financial performance. AI tools rely on complex models, large datasets, and evolving algorithms. AI tools are highly-useful but complex and fallible systems that can exhibit bias, hallucinations, deceptive behaviors and other flaws due to the construction of their underlying models and the composition of their training data, which can result in outputs that seem plausible but are in fact inaccurate, incomplete, or misleading. The use of erroneous outputs can undermine customer trust and expose issuers to litigation, regulatory scrutiny, substantial remediation costs, and reputational harm.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

Business Development Companies (“BDCs”) Risk (Strategas Macro Momentum ETF) - Investments in closed-end funds that are BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized companies that may not have access to public equity markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and the portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value.

Depositary Receipts Risk (Strategas Macro Momentum ETF) - Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based.

Emerging Market Company Risk (Strategas Global Policy Opportunities ETF) - Investments in emerging market companies are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The Fund considers an emerging market company to be a company designated as from an emerging market country by the MSCI All Country World Index.

Equity Market Risk (All Funds) – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders such as the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

ETF Risks (All Funds) – The Funds are ETFs and, as a result of this structure, they are exposed to the following risks.

Trading Risk – Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Funds are ETFs, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Foreign Company Risk (Strategas Global Policy Opportunities ETF and Strategas Macro Momentum ETF) – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

Foreign Currency Risk (Strategas Global Policy Opportunities ETF and Strategas Macro Momentum ETF) – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Geographic Focus Risk (Strategas Global Policy Opportunities ETF) – To the extent that it focuses its investments on a particular country or geographic region outside the U.S., the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

European Risk – The Fund may invest a higher percentage of its total assets in securities of issuers located in the European region. As a result, the Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests. Any adverse economic or political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro, the default or threat of default by an EU member country on its sovereign debt, and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the Euro and/or withdraw from the EU, such as the United Kingdom’s (“U.K.’s”) formal exit on January 31, 2020, which could potentially have an adverse effect on the value of the Fund’s investments. There is still considerable uncertainty relating to the potential consequences associated with the U.K.’s exit from the EU and the ongoing military conflict between Russia and Ukraine that has now passed its fourth anniversary.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

Geopolitical Risk & Foreign Relations Risk (Strategas Global Policy Opportunities ETF) – U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors. Some geopolitical risks are normal, while others are in a heightened state. U.S. and international markets have experienced significant periods of volatility due to a number of economic, political and other global macro factors, including elevated inflation levels, trade tensions, tariff arrangements and wars in Europe and in the Middle East. Geopolitical risks have increased as the U.S. has taken military action against Iran. Retaliatory acts against the U.S. or other Middle East countries could lead to a lengthy period of military engagement. In addition, the war between Ukraine and Russia is now passing its fourth anniversary, and relations between the U.S. and China and other countries are strained. The current U.S. administration has implemented policy changes which may contribute to market volatility. Domestically, inflation remains a concern as the price of many goods and services remains elevated compared to levels from a few years ago. In addition, the level of political discord remains high. The uncertain course of these various factors may have a significant negative impact on the global economy, may result in an elevated risk environment with increased volatility in asset prices, which could impact performance of the Fund’s holdings.

Gold Risk (Strategas Macro Momentum ETF) – Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to price movements in other asset classes. Some factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold, an increase in the hedging of precious metals, such as gold, and changes in economic and/or political conditions, including regulatory developments.

Inflation Risk (All Funds) – Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline. Measures of inflation have increased to levels not experienced in several decades. Uncertainty regarding the magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation, may negatively impact asset prices and increase market volatility.

Information Security, Cybersecurity and Technology-Related Risk (All Funds) – As issuers and their service providers increasingly rely on digital technologies, such as the internet, cloud computing, and AI-enabled systems, they face heightened information security, cybersecurity, and other technology-related risks, including incidents that could compromise the confidentiality, integrity, or availability of their systems, data, or technology infrastructure. Technology-related incidents may have a materially adverse impact on the issuer’s performance and operations and can impede critical functions, compromise sensitive business and protected customer information, and may result in financial losses and increased compliance or operational expenses. Similar adverse consequences may arise from technology-related incidents affecting governmental authorities, regulatory bodies, financial market systems, exchanges, brokers-dealers, banks, insurance companies, custodians, or other market participants. Although issuers and their service providers may adopt measures designed to prevent or mitigate such incidents, there remains a possibility that certain risks may not be identified or fully addressed.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

Investments in Investment Company Risk (Strategas Macro Momentum ETF) - When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Large Capitalization Risk (All Funds) – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk (All Funds) – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Lobbying Focused Investments Risk (Strategas Global Policy Opportunities ETF) – The Adviser’s investment process utilizes lobbying intensity as the primary input when selecting securities for the Fund’s portfolio. The Adviser does not consider a company’s traditional financial metrics when constructing the Fund’s portfolio. A company’s financial performance is determined by a number of factors, and the degree to which a company engages in lobbying activities may have little or no impact on whether the company performs well or poorly financially. Further, a company may be lobbying due to a threat to its operations created by proposed  or anticipated regulations and if such lobbying efforts are unsuccessful and the regulations are adopted, the regulations could lead to increased operational costs or other effects causing underperformance. Companies with significant lobbying expenditures may underperform companies with lower lobbying expenditures. The Fund may forego some market opportunities available to funds that do not focus on securities of companies with significant lobbying activity, and therefore the Fund may underperform such other funds. Additionally, U.S. federal law imposes obligations on companies to disclose certain information on lobbying spend. If the law were to change in a manner so as to limit or eliminate such disclosures, it could have a material, negative impact on the Adviser’s ability to gather information regarding corporate lobbying spend.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

Macro-Momentum Investing Strategy Risk (Strategas Macro Momentum ETF) – The Adviser selects securities for the Fund’s portfolio pursuant to a macro momentum investment strategy. The value of the Fund may decline if, among other reasons, macro momentum strategy believed to be beneficial to the Fund does not develop as anticipated or maintain over time, securities selected for inclusion in the Fund’s portfolio due to their security characteristics that the Adviser believes are most highly correlated to a macro momentum strategy do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a macro momentum portfolio, or other investment strategies generally outperform a macro momentum strategy of investing based on a variety of factors.

Macro-Thematic Trend Investing Strategy Risk (Strategas Macro Thematic Opportunities ETF) – The Adviser selects securities for the Fund’s portfolio pursuant to a macro-thematic trend investment strategy. The value of the Fund may decline if, among other reasons, macro-thematic trends believed to be beneficial to the Fund do not develop as anticipated or maintain over time, securities selected for inclusion in the Fund’s portfolio due to their security characteristics that the Adviser believes are most highly correlated to a macro-thematic trend do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a macro-thematic trend, or other investment strategies generally outperform macro-thematic trends investing based on a variety of factors.

Master Limited Partnerships (MLPs) Risk (Strategas Macro Momentum ETF) – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

Methodology Risk (Strategas Global Policy Opportunities ETF) – The Adviser’s methodology to determine a company’s “lobbying intensity” is derived from publicly available lobbying data filed and disclosed pursuant to the LDA. To the extent that a company fraudulently or accidentally reports incorrect lobbying expenditures, such data may affect the Adviser’s methodology and cause securities of a company to be included in or excluded from the Fund’s portfolio when such securities otherwise would have been excluded or included, respectively. Further, there may be ways to influence legislation or public policy that may not be legally classified as “lobbying” or reported as such pursuant to the LDA. Additionally, the LDA only covers U.S. federal lobbying and does not include state or local lobbying or the lobbying of foreign governments. To the extent that the data disclosed pursuant to the LDA does not fully capture all lobbying expenditures or is otherwise incomplete, the Adviser’s methodology may be affected and result in securities of companies being included or excluded in the portfolio of the Fund that otherwise may have been excluded or included, respectively. The exclusion or inclusion of such securities may negatively affect the value of the Fund’s portfolio.

Portfolio Turnover Risk (All Funds) – Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect a Fund’s performance.

REITs Risk (Strategas Macro Momentum ETF) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example included in the Fund’s most current prospectus.

Sector Focus Risk (All Funds) – Because the Funds may, from time to time, be more heavily invested in particular sectors, the value of their shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, each Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The Funds’ sector exposures may change over time, as macroeconomic, market, sector and company-specific conditions change.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

Communication Services Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the communication services sector. The Fund is subject to the risk that the securities of issuers in the communication services sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the communication services sector. The communication services sector may be dominated by a small number of companies which may lead to additional volatility in the sector. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advances and the innovation of competitors. Communication services companies may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements, and government regulation. Fluctuating domestic and international demand, shifting demographics, and often unpredictable changes in consumer demand can drastically affect a communication services company’s profitability. Compliance with governmental regulations, delays or failure to receive regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of communication services companies. Certain companies in the communication services sector may be particular targets of network security breaches, hacking and potential theft of proprietary or consumer information, or disruptions in services, which would have a material adverse effect on their businesses.

Consumer Discretionary Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the consumer discretionary sector. The manufacturing segment of the consumer discretionary sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. Many companies in the manufacturing segment rely on foreign nations for sourcing of raw materials and/or final goods. Changes in tariff rates imposed by the U.S., or addition of new trade barriers, could create additional costs or uncertainty. Additionally, U.S. imposition of tariffs could create retaliatory actions abroad which negatively impact multinational companies’ non-U.S. customer basis. The performance of companies operating in the consumer discretionary sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, tax cuts or hikes on individuals, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the consumer discretionary sector encompasses those businesses that tend to be the most sensitive to economic cycles.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

Healthcare Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, tariffs and trade barriers, and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector can also be significantly affected by product liability claims, rapid obsolescence of products or services, and patent expirations, as well as government approval of products and services.

Industrials Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the industrials sector. The Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, tariffs and trade barriers, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the information technology sector. The information technology sector has been among the most volatile sectors of the stock market. Because the Fund’s investments are significantly exposed to companies in the information technology sector, its performance will be significantly affected by developments in that sector. The information technology sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. Companies in the information technology sector involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain companies in the information technology sector may have limited product lines, markets or financial resources, or may depend on a limited management group. Companies within the information technology sector may rely on foreign countries for sourcing of components or materials for products, as well as manufacture of finished goods. As such, changes in trade relationships between the U.S. and foreign countries may impact these companies in the form of higher costs, reduced market access, and higher uncertainty. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled. The risks associated with companies in the information technology sector are magnified in the case of small-cap technology companies.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

Shareholder Concentration Risk (All Funds) – A large percentage of each Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase a Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Small and Medium Capitalization Companies Risk (All Funds) – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk (Strategas Macro Momentum ETF) – Income from certain ETPs that invest in commodities and other non-security based asset classes, as well as direct investments in such alternative asset classes such as gold, may not be qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will seek to restrict its income from direct investments in such alternative investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity investments and other non-security based instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund’s pursuit of its investment objective will potentially be limited by the Fund’s intention to qualify for treatment as a RIC. The Fund can make certain investments, the treatment of which is unclear under the Code and could adversely affect the Fund’s ability to qualify as a RIC.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

U.S. Fiscal Risk (Strategas Global Policy Opportunities ETF) – As discussed in the Fund’s most current Prospectus, the U.S. federal government is running fiscal deficits as a percentage of GDP above historical averages. The U.S.’ debt to GDP ratio is also elevated. Efforts by the administration to improve the U.S.’ fiscal state via reducing spending or increasing revenue could impact certain holdings of the Fund as well as the overall economy of the U.S. Additionally, failure for the U.S. to improve its fiscal state or take necessary actions such as raising the federal debt ceiling could result in U.S. debt being downgraded, which could have follow-on ramifications for the U.S. economy and investing environment. Certain companies held by the Fund rely on the U.S. as a customer and may be negatively impacted by any reductions in available spending or failure by the U.S. to pay its contractors and vendors for their services.

U.S. Government Securities Risk (Strategas Macro Momentum ETF) – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

Valuation Risk (All Funds) – The risk that a security may be difficult to value. A Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

Please also refer to the Funds’ Prospectuses and Statements of Additional Information for more comprehensive descriptions of the risk factors affecting shareholder investments in the Funds.

9. Other:

At June 30, 2026, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET
MANAGEMENT
JUNE 30, 2026
(UNAUDITED)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees. The Adviser pays the Trustee fees under a unitary management fee structure. More information about Trustee compensation can be found in the fund’s Statement of Additional Information (the “SAI”) under “Trustees and Officers of the Trust”.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Strategas ETFs

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

855-273-7227

Investment Adviser

Strategas Asset Management, LLC 52

Vanderbilt Avenue, 19th Floor

New York, NY 10017

Sub-Adviser

Vident Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, GA 30009

Administrator

SEI Investments Global Funds Services One

Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive Oaks,

PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1835 Market Street, Suite 310

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

STR-SA-001-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 4, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 4, 2026